Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Abstract]
Property, plant and equipment [Text block]
Philips Group
Property, plant and equipment
in millions of EUR
2017
	land and buildings	machinery and installations	other equipment	prepayments and construction in progress	total
Balance as of January 1, 2017:
Cost	1,766	3,222	1,897	179	7,064
Accumulated depreciation	(912)	(2,546)	(1,451)		(4,909)
Book value	854	676	446	179	2,155
Change in book value:
Capital expenditures	17	128	86	320	551
Assets available for use	63	117	129	(309)	-
Acquisitions	-	71	3		74
Depreciation	(60)	(205)	(169)		(434)
Impairments	(1)	(32)	(11)	-	(44)
Reclassifications	39	(47)	9	3	4
Transfer (to) from assets classified as held for sale	(284)	(186)	(82)	(44)	(596)
Translation differences and other	(44)	(32)	(35)	(9)	(120)
Total changes	(270)	(185)	(70)	(39)	(564)
Balance as of December 31, 2017:
Cost	1,111	1,708	1,449	140	4,408
Accumulated depreciation	(527)	(1,217)	(1,074)		(2,818)
Book value	584	491	376	140	1,591
Philips Group
Property, plant and equipment
in millions of EUR
2016
	land and buildings	machinery and installations	other equipment	prepayments and construction in progress	total
Balance as of January 1, 2016:
Cost	1,864	3,260	1,873	220	7,217
Accumulated depreciation	(951)	(2,525)	(1,419)		(4,895)
Book value	913	735	454	220	2,322
Change in book value:
Capital expenditures	14	142	101	318	575
Assets available for use	112	108	137	(357)
Depreciation	(80)	(257)	(191)		(528)
Impairments	(25)	(40)	(13)	-	(78)
Transfer (to) from assets classified as held for sale	(92)	(4)	(2)	(2)	(100)
Translation differences and other	12	(8)	(40)	-	(36)
Total changes	(59)	(59)	(8)	(41)	(167)
Balance as of December 31, 2016:
Cost	1,766	3,222	1,897	179	7,064
Accumulated depreciation	(912)	(2,546)	(1,451)		(4,909)
Book value	854	676	446	179	2,155

Useful lives of property, plant and equipment [Text block]	Philips Group Useful lives of property, plant and equipment in years

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years

Operating lease - minimum payments under sale-and-leaseback arrangements [Text block]	Philips Group Operating lease - minimum payments under sale-and-leaseback arrangements in millions of EUR 2017
2018	31
2019	30
2020	24
2021	23
2022	20
Thereafter	91